FINANCIAL INSTRUMENTS (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financials Instruments [Line items]
Starting date of Hedging instrument	Oct. 30, 2014
Net derivative financial liabilities	$ 1,756	$ 3,039
Colombia [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	BBVA Colombia	Institution
Starting date of Hedging instrument	Oct. 30, 2017	Oct. 28, 2016
Maturity date of hedging instrument	Jan. 10, 2018	Jan. 11, 2017
Net derivative financial liabilities	$ (1)	$ 7
Value of hedging instrument	$ 6,000	$ 5,000
Description of exchange rate translation	USDCOP	Exchange rate
Colombia [Member] | Forward contract [member]
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (130)	$ (260)